Average Annual Total Returns - Virginia Bond Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes) 5 Years	Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes) 10 Years
Total	4.42%	3.33%	4.51%	4.42%	3.33%	4.51%	3.62%	3.23%	4.31%	4.14%	3.09%	4.27%	5.21%	3.91%	4.63%	4.68%	3.15%	3.96%